Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
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Cash and cash equivalents
29. Cash and cash equivalents
The following table provides a breakdown for cash and cash equivalents:

(Euro thousands)	At December 31,
	2021	2020
Cash on hand	1,651	535
Bank balances	458,140	316,756

Total cash and cash equivalents	459,791	317,291
The Group may be subject to restrictions which limit its ability to use cash. In particular, cash held in China is subject to certain repatriation restrictions and may only be repatriated as dividends or capital distributions, or to repay debt or other liabilities. The Group does not believe that such transfer restrictions have any adverse impacts on its ability to meet liquidity requirements. Cash held in China at December 31, 2021 amounted to Euro 60,381 thousand (Euro 43,388 thousand at December 31, 2020). Certain restrictions over cash also exist in Argentina; however, such restrictions do not significantly impact the Group as cash held in Argentina amounted to Euro 244 thousand at December 31, 2021 (Euro 265 thousand at December 31, 2020).